Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2021 shares
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)	137,186,000	137,186,000
Incremental compensation cost | ¥		¥ 0
Number of replaced share options								7,475,213
Assumptions
Expected volatility				53.06%		51.97%
Contractual term (in year)				10 years		10 years		10 years
Risk-free interest rate				3.77%		3.57%
Number of shares
Beginning balance				94,028,978		94,830,430		88,240,084
Granted during the year				875,004		3,167,881		32,765,413
Exercised during the year				674,082		2,107,600		18,031,675
Forfeited / Cancelled during the year				(5,074,304)		(1,861,733)		(8,143,392)
Ending balance				89,155,596		94,028,978		94,830,430	88,240,084
Exercisable at the end			76,201,677	76,201,677						76,201,677
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Granted during the year | $ / shares			0.0001		0.0001		0.0001
Exercised during the year | $ / shares			0.0001		0.0001		0.0001
Forfeited during the year | $ / shares			0.0001		0.0001		0.0001
Outstanding at end of period | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $					$ 3,881,516		$ 4,324,268		$ 9,847,593	$ 1,997,085
Weighted average remaining contractual years
Weighted average remaining contractual years				6 years 7 months 13 days		7 years 6 months 10 days		8 years 5 months 8 days	8 years 9 months 7 days
Unrecognized share-based compensation expenses, recognition period				9 months 14 days
Weighted average grant date fair value of share options | ¥ / shares				¥ 0.27		¥ 0.26		¥ 0.54
Share-based compensation expenses recognized for share options | ¥				¥ 4,670		¥ 12,380		¥ 15,020
Unrecognized share-based compensation expenses | ¥			$ 1,930	¥ 1,930
2019 Incentive Plan | Minimum
Assumptions
Expected volatility								49.29%
Risk-free interest rate								1.38%
2019 Incentive Plan | Maximum
Assumptions
Expected volatility								50.47%
Risk-free interest rate								1.45%
2019 Incentive Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)			15,603,546	15,603,546						15,603,546
2014 and 2016 Incentive Plan
Number of shares
Forfeited / Cancelled during the year		(91,548,120)
Updated Incentive Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)											162,186,000
Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				4 years
Expiration period (in years)				10 years
Replacement Share Options | 2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of replaced share options				0		0
Certain Directors And Senior Management | 2019 Incentive Plan
Number of shares
Granted during the year				875,004		3,167,881		32,765,413